ACCRUED EXPENSES: (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Accrued Expenses [Line Items]
Salaries and other compensation		$ 774,001	$ 531,040
Clinical Trial		56,468	2,358,248
Vendors		77,512	0
Consultants		32,200	32,200
Financing costs		174,970	0
Legal		214,902	46,346
Interest Payable		28,859	0
Other		8,500	8,500
Accrued Liabilities, Current	$ 1,242,464	$ 1,367,412	$ 2,976,334